Segment reporting - Non-current assets by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Non-current assets by geographical area	$ 628,519	$ 713,049
USA
Disclosure of operating segments [line items]
Non-current assets by geographical area	241,325	213,663
UK
Disclosure of operating segments [line items]
Non-current assets by geographical area	338	462
Europe
Disclosure of operating segments [line items]
Non-current assets by geographical area	271,832	360,819
Spain
Disclosure of operating segments [line items]
Non-current assets by geographical area	132,385	151,200
France
Disclosure of operating segments [line items]
Non-current assets by geographical area	131,479	151,880
Other EU Countries
Disclosure of operating segments [line items]
Non-current assets by geographical area	7,968	57,739
Rest of World
Disclosure of operating segments [line items]
Non-current assets by geographical area	$ 115,024	$ 138,105